Lease Commitments - Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases (Details)	Nov. 30, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Year ended November 30, 2018	$ 38,700
Year ended November 30, 2019	35,986
Year ended November 30, 2020	18,680
Total	$ 93,366